Net finance costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Analysis of income and expense [abstract]
Interest on long-term debt	$ 67,467	$ 75,667
Interest on lease liabilities	33,255	33,017
Net interest costs on net defined benefit obligations or assets (Note 17)	2,413	1,876
Other finance costs	6,774	9,029
Finance costs	109,909	119,589
Finance income	(3,111)	(5,115)
Net finance costs	$ 106,798	$ 114,474